Net Earnings (Loss) Per Share Attributable to Ordinary Shareholders (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
	Year Ended December 31,
	2023	2024	2025
	(in thousands, except share and per share data)
Basic net loss per share
Numerator:
Allocation of net income (loss)	$(133,805)	$(75,548)	$68,270

Allocation of net income (loss) attributable to Ordinary Shareholders	$(133,805)	$(75,548)	$68,270
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to Ordinary Shareholders	164,353,909	167,323,350	169,893,221
Basic net income (loss) per share attributable to Ordinary Shareholders	$(0.81)	$(0.45)	$0.40

Diluted net loss per share
Numerator:
Allocation of net income (loss) attributable for diluted computation	$(133,805)	$(75,548)	$68,270

Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to Ordinary Shareholders	164,353,909	167,323,350	169,893,221
Effect of dilutive employee options and RSUs	-	-	6,094,242
Weighted-average shares used in computing net income (loss) per share attributable to Ordinary Shareholders	164,353,909	167,323,350	175,987,463
Diluted net income (loss) per share attributable to Ordinary Shareholders	$(0.81)	$(0.45)	$0.39

Schedule of antidilutive securities excluded from computation of diluted net loss per share
	Year Ended December 31,
	2023	2024	2025
Unvested RSU’s	1,957,057	2,088,945	2,299,451
Outstanding warrants to Ordinary Shares	492,054	-	-
Outstanding share options	7,761,657	6,259,264	5,709,184

Total	10,210,768	8,348,209	8,008,635